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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21938

ING Risk Managed Natural Resources Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Risk Managed Natural Resources Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.3%
		Chemicals: 7.0%
25,350		Air Products & Chemicals, Inc.	$2,583,672
7,750		Ashland, Inc.	415,943
116,500		Dow Chemical Co.	4,706,600
11,000		Eastman Chemical Co.	842,710
22,450		Ecolab, Inc.	1,006,434
112,900		EI Du Pont de Nemours & Co.	5,409,039
16,950		Hercules, Inc.	349,679
10,850		International Flavors & Fragrances, Inc.	455,266
66,750		Monsanto Co.	8,503,950
20,900		PPG Industries, Inc.	1,317,327
30,250		Praxair, Inc.	2,875,565
16,500		Rohm & Haas Co.	890,670
17,200		Sigma-Aldrich Corp.	1,010,672
			30,367,527
		Coal: 2.0%
61,150		Consol Energy, Inc.	5,965,794
36,300		Peabody Energy Corp.	2,683,296
75,173	@, @@	White Energy Co., Ltd.	233,616
			8,882,706
		Engineering & Construction: 0.3%
689,816	@@	Boart Longyear Group	1,366,590
			1,366,590
		Forest Products & Paper: 1.0%
311,646	@, @@	Catalyst Paper Corp.	297,971
54,100		International Paper Co.	1,472,602
24,150		MeadWestvaco Corp.	621,380
18,100	@, @@	Sino-Forest Corp.	378,905
27,250		Weyerhaeuser Co.	1,698,493
			4,469,351
		Iron/Steel: 2.0%
13,050		Allegheny Technologies, Inc.	978,750
3,100		Cleveland-Cliffs, Inc.	330,770
176,600	@, @@	Consolidated Thompson Iron Mines Ltd.	1,814,700
36,300		Nucor Corp.	2,715,240
16,500		United States Steel Corp.	2,849,715
			8,689,175
		Mining: 7.9%
4,600	@@	Agnico-Eagle Mines Ltd.	325,174
108,350		Alcoa, Inc.	4,397,927
55,413	@, @@	Aquarius Platinum Ltd.	908,206
6,800	@@	BHP Billiton Ltd. ADR	573,512
15,270	@@	Cameco Corp.	625,307
245,500	@, @@	Centamin Egypt Ltd.	311,322
15,000	@@	Cia Vale do Rio Doce ADR	596,700
79,800	@, @@	Eldorado Gold Corp.	646,528
165,850	@, @@	European Goldfields Ltd.	834,591
3,800	@@	First Quantum Minerals Ltd.	298,462
94,595	@, @@	First Uranium Corp.	613,116
34,350	@, @@	FNX Mining Co., Inc.	807,239
10,400	@, @@	Franco-Nevada Corp.	225,040
14,800	@, @@, #	Franco-Nevada Corp.	319,718
62,403		Freeport-McMoRan Copper & Gold, Inc.	7,220,651
210,000	@, @@	Frontera Copper Corp.	731,280
47,800	@@	GoldCorp, Inc.	1,918,692
58,900	@, @@	MAG Silver Corp.	687,641
15,300	@, @@	Major Drilling Group International	846,920
50,700		Newmont Mining Corp.	2,409,771
100,400	@, @@	Premier Gold Mines Ltd.	222,303
48,600	@, @@	QuADRa Mining Ltd.	1,115,217
14,600	@@	Randgold Resources Ltd. ADR	619,040
1,200	@@	Rio Tinto PLC ADR	579,600
274,850	@, @@	Shore Gold, Inc.	962,639
151,000	@, @@	Silver Bear Resources, Inc.	357,136
321,143	@@	Silver Bear Resources, Inc. - PIPE	253,182
62,151	@, @@	Silver Wheaton Corp.	901,190
71,757	@, @@	Sino Gold Ltd.	388,110
10,900		Titanium Metals Corp.	189,660
14,000		Vulcan Materials Co.	1,077,020
15,530	@@	Xstrata PLC	1,228,873
84,919	@@	Yamana Gold, Inc.	1,297,562
			34,489,329
		Oil & Gas: 58.1%
111,600		Anadarko Petroleum Corp.	8,366,652
92,700		Apache Corp.	12,427,362
41,715	@@	Canadian Natural Resources Ltd.	4,085,984
87,000		Chesapeake Energy Corp.	4,764,990

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
375,550		Chevron Corp.	$37,235,783
294,500		ConocoPhillips	27,417,950
109,650		Devon Energy Corp.	12,712,821
53,800	@@	Encana Corp.	4,861,906
83,575	@, @@	Energy XXI Acquisition Corp. Bermuda Ltd.	470,527
19,300	@@	ENI S.p.A. ADR	1,574,687
20,200		ENSCO International, Inc.	1,450,966
46,150		EOG Resources, Inc.	5,936,275
574,300		ExxonMobil Corp.	50,974,862
79,300		Hess Corp.	9,738,833
153,150		Marathon Oil Corp.	7,870,379
43,400		Murphy Oil Corp.	4,021,010
123,300	@, @@	Nabors Industries Ltd.	5,183,532
61,500		Noble Corp.	3,883,110
43,550		Noble Energy, Inc.	4,243,948
50	@@	OAO Gazprom ADR	3,027
186,050		Occidental Petroleum Corp.	17,103,577
73,700		Patterson-UTI Energy, Inc.	2,320,076
8,000	@	Plains Exploration & Production Co.	571,840
19,400		Range Resources Corp.	1,275,744
41,400		Rowan Cos., Inc.	1,827,810
38,200	@@	Royal Dutch Shell PLC ADR - Class A	3,265,718
44,956	@@	Suncor Energy, Inc.	3,072,743
62,800		Sunoco, Inc.	2,792,716
18,700		Tesoro Petroleum Corp.	464,695
20,300	@@	Total SA ADR	1,771,378
90,050		Valero Energy Corp.	4,578,142
107,737		XTO Energy, Inc.	6,854,228
			253,123,271
		Oil & Gas Services: 15.8%
81,800		Baker Hughes, Inc.	7,249,116
152,100		BJ Services Co.	4,593,420
26,300	@	Cameron International Corp.	1,399,949
87,700	@	Global Industries Ltd.	1,512,825
241,150		Halliburton Co.	11,715,067
72,500	@	Key Energy Services, Inc.	1,251,350
77,400	@	National Oilwell Varco, Inc.	6,448,968
151,500		Schlumberger Ltd.	15,321,195
27,250		Smith International, Inc.	2,150,570
74,361	@	Transocean, Inc.	11,168,279
131,200	@	Weatherford International Ltd.	5,986,656
			68,797,395
		Packaging & Containers: 0.5%
13,550		Ball Corp.	735,765
14,550		Bemis Co.	387,030
18,000	@	Pactiv Corp.	443,340
22,050		Sealed Air Corp.	537,138
			2,103,273
		Pipelines: 2.8%
157,300		El Paso Corp.	3,075,215
130,475		Spectra Energy Corp.	3,525,435
24,987	@@	TransCanada Corp	983,988
117,300		Williams Cos., Inc.	4,462,092
			12,046,730
		Transportation: 0.9%
9,742		Diana Shipping, Inc.	340,873
42,100		Tidewater, Inc.	2,876,693
37,900	@, @@	Viterra, Inc.	518,760
			3,736,326
		Total Common Stock
		(Cost $304,031,977)	428,071,673

No. of
Contracts		Value
PURCHASED OPTIONS: 2.1%
71,800	Put Option OTC - JPMorgan Chase
	Basic Industries Select Sector Index
	Strike 372.02, exp 06/20/08	$8,103
159,800	Put Option OTC - JPMorgan Chase
	Energy Select Sector Index
	Strike 669.09, exp 06/20/08	10,249
61,800	Put Option OTC - JPMorgan Chase
	Basic Industries Select Sector Index
	Strike 436.04, exp 07/18/08	607,496
135,200	Put Option OTC - JPMorgan Chase
	Energy Select Sector Index
	Strike 797.86, exp 07/18/08	2,158,821
61,300	Put Option OTC - JPMorgan Chase
	Basic Industries Select Sector Index
	Strike 451.11, exp 08/15/08	1,218,722

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2008 (Unaudited) (continued)

No. of
Contracts		Value
PURCHASED OPTIONS (continued)
131,400	Put Option OTC - JPMorgan Chase
	Energy Select Sector Index
	Strike 842.23, exp 08/15/08	$5,245,243
	Total Options Purchased
	(Cost $19,085,324)	9,248,634
	Total Long-Term Investments
	(Cost $323,117,301)	437,320,307

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
$2,503,000		Morgan Stanley Repurchase Agreement dated 05/30/08, 2.200%, due 06/02/08, $2,503,459 to be received upon repurchase (Collateralized by $4,680,000 Resolution Funding Corporation, Discount Note, Market Value $2,555,374, due 10/15/20)		$2,503,000
		Total Short-Term Investments
		(Cost $2,503,000)		2,503,000
		Total Investments in Securities
		(Cost $325,620,301)*	101.0%	$439,823,307
		Other Assets and Liabilities — Net	(1.0)	(4,503,901)
		Net Assets	100.0%	$435,319,406

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $327,663,134.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$126,824,573
		Gross Unrealized Depreciation		(14,664,100)
		Net Unrealized Appreciation		$112,160,473

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2008 (Unaudited) (continued)

At 5.31.2008 the following forward currency contracts were outstanding for the ING Risk Managed Natural Resources Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australia Dollars
AUD 1,600,000	Sell	7/28/08	1,519,808	1,516,770	$3,038
Canada Dollars
CAD 12,000,000	Sell	7/25/08	12,167,683	12,068,509	99,174
British Pound Sterling
GBP 1,000,000	Sell	7/28/08	1,970,635	1,971,695	(1,060)
					$101,152

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2008 (Unaudited) (continued)

ING Risk Managed Natural Resources Fund Written Options Outstanding on May 31, 2008:

		Exercise	Expiration	# of
Description/Name of Issuer	Counterparty	Price	Date	Contracts	Premium	Value
Call Option OTC - Basic Industries Select Sector Index	JPMorgan Chase	474.85	06/20/08	119,600	$1,754,878	$(713,752)
Call Option OTC - Energy Select Sector Index	JPMorgan Chase	886.56	06/20/08	256,200	7,540,940	(4,143,360)
					$9,295,818	$(4,857,112)

PORTFOLIO OF INVESTMENTS
ING Risk Managed Natural Resources Fund	as of May 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•       Level 1 - quoted prices in active markets for identical investments

•       Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 - significant unobservable inputs (including the Funds own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s investments at fair value:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$423,690,069	$—
Level 2- Other Significant Observable Inputs	6,884,604	101,152
Level 3- Significant Unobservable Inputs	—	4,391,522
Total	$430,574,673	$4,492,674

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of May 31, 2008, were as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 02/29/08	$—	$(7,441,616)
Net purchases (sales)	—	1,070,640
Total realized and unrealized gain (loss)	—	10,762,498
Transfers in and/or out of Level 3	—	—
Balance at 05/31/08	$—	$4,391,522

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Risk Managed Natural Resources Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 30, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 30, 2008